Loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss for the year
Loss for the year attributable to equity shareholders of the Company	$ 62,723,871	$ 190,453,333	$ 174,009,273
Number of shares
Weighted-average number of ordinary shares (per share)	11,246,010	5,069,315	973,134